Intangible Assets (Details) - Schedule of intangible assets consisted of intellectual property and trademarks, customer base, and license agreement, net of amortization - USD ($)	Apr. 30, 2022	Jan. 31, 2022	Jan. 31, 2021
Intangible Assets (Details) - Schedule of intangible assets consisted of intellectual property and trademarks, customer base, and license agreement, net of amortization [Line Items]
Total	$ 1,181,500	$ 1,181,500	$ 1,131,500
Less: Accumulated amortization	(287,031)	(254,587)	(124,770)
Net Intangible Assets	894,469	926,913	1,006,730
Customer base [Member]
Intangible Assets (Details) - Schedule of intangible assets consisted of intellectual property and trademarks, customer base, and license agreement, net of amortization [Line Items]
Total	314,100	314,100	314,100
License agreement [Member]
Intangible Assets (Details) - Schedule of intangible assets consisted of intellectual property and trademarks, customer base, and license agreement, net of amortization [Line Items]
Total	50,000	50,000
Intellectual property [Member]
Intangible Assets (Details) - Schedule of intangible assets consisted of intellectual property and trademarks, customer base, and license agreement, net of amortization [Line Items]
Total	$ 817,400	$ 817,400	$ 817,400